Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

November 30, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF (each a “Fund”, and collectively, the “Funds”) is Post‑Effective Amendment No. 4 and Amendment No. 7 to the Trust’s Registration Statement on Form N-1A to become effective on January 31, 2017 (the “Amendment”).

The primary purpose of the Amendment is to revise disclosure to reflect that, effective on January 31, 2017, each Fund’s investment objective and strategy will change from seeking long-term capital appreciation to tracking an applicable index as specified in the Amendment (the “Strategy Change”). The applicable indices are each based on the same quantitative investment methodology current used by the Funds’ investment adviser to pursue the Funds’ current investment objective. Consequently, while the Funds are technically changing from “actively-managed” to “index based” funds, such change is not expected to have a significant effect on the holdings, risks, or investment operations of the Funds.

In addition to the Strategy Change, the Amendment includes certain non-material updates to disclosure and incorporates certain updated financial information for the Funds (collectively, the “Annual Updates”). But for the Strategy Change, the Annual Updates would have been reflected in a filing pursuant to Rule 485(b) under the Securities Act of 1933.

A supplement to the Funds’ current form of prospectus notifying shareholders of the forthcoming change to each Fund’s investment objective is expected to be filed on EDGAR and mailed to shareholders no later than December 2, 2016.

Additionally, the Trust and the Funds’ investment adviser have applied for an exemptive order to permit the Funds’ investment adviser to manage actively-managed exchange-traded funds (File No. 812-14663). Such order is anticipated to be issued prior to the effective date of the Amendment.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust